Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash provided by operating activities
Net loss	$ (109,726)	$ (2,291,615)
Adjustments to reconcile net loss to net cash:
Income tax expense	18,261
Interest expense		11,509
(Reversal of) Provision for allowance of expected credit losses	(16,378)	93,072
Depreciation and amortization	275,214	143,348
Amortization of right-of-use assets	172,315	201,952
Written off of property, plant and equipment	1,805
Gain on disposal of discontinued operations		(2,827,017)
Changes in operating assets and liabilities
Accounts receivables	21,003	353,314
Advance to suppliers	4,935	944,315
Inventories		18,753
Prepayments, deposits and other current assets	1,195,461	3,374,159
Long-term deposits and other non-current assets		350,833
Accounts payable and accrued expenses	(325,006)	(684,230)
Contract liabilities	149,650	1,483
Taxes payable	(3,696)	(6,426)
Operating lease liabilities	24,675	(5,891)
Net cash provided by (used in) operating activities	1,408,513	(322,441)
Investing Activity
Collection from (Disbursements of) loan receivables	33,632,933	(31,930,000)
Due from related parties	152,286
Net cash provided by (used in) investing activities	33,785,219	(31,930,000)
Financing Activities
Proceeds from share issuance	50,165,379	65,000,257
Borrowing from (Repayment to) related parties	64,920	(337,435)
Net cash provided by financing activities	50,230,299	64,662,822
Net increase in cash and cash equivalents	85,424,031	32,410,381
Effects of currency translation	4,252,972	(765,098)
Cash and cash equivalents at beginning of period	173,031,872	100,665,223
Cash and cash equivalents at end of period	262,708,875	132,310,506
SUPPLEMENTAL DISCLOSURES
Income taxes paid
Interest paid		11,509
Non-cash transactions
Disposal of equity in Zhongrun		$ 5,731,103